DERIVATIVE INSTRUMENTS - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value and Derivative Instruments, Gain (Loss) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Assets	$ 48	$ 18
Liabilities	(6,488)	(1,160)
Modco arrangement | Reinsurance funds withheld
Derivatives, Fair Value [Line Items]
Assets	48	18
Liabilities	0	0
Indexed annuity and variable annuity product | Policyholders’ account balances
Derivatives, Fair Value [Line Items]
Assets	0	0
Liabilities	(6,414)	(1,123)
Funds withheld arrangement | Funds withheld for reinsurance liabilities
Derivatives, Fair Value [Line Items]
Assets	0	0
Liabilities	$ (74)	$ (37)